Interest bearing debt, Covenant compliance (Details) $ in Millions	9 Months Ended
Sep. 30, 2026 USD ($) VLCC
Summary of financial covenants [Abstract]
Charter free market value of vessels that secure facility must be no less than	135% of borrowings
Value adjusted tangible net worth	$300 million and 25% of value adjusted total assets [1]
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.
Credit facility covenant, required adjusted tangible net worth | $	$ 300
Credit facility covenant, required percentage of adjusted tangible net worth to total assets	25.00%
Bottom of Range [Member]
Summary of financial covenants [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings	135.00%
Credit facility covenant, required unencumbered consolidated cash | $	$ 30
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt	6.00%
Credit Agricole Credit Facility [Member]
Summary of financial covenants [Abstract]
Security	1 VLCC
Credit facility covenant, Number of VLCCs used as security	1
ING Credit Facility [Member]
Summary of financial covenants [Abstract]
Security	10 VLCCs
Credit facility covenant, Number of VLCCs used as security	10
Nordea Reducing Revolving Credit Facility [Member]
Summary of financial covenants [Abstract]
Security	6 VLCCs
Credit facility covenant, Number of VLCCs used as security	6
Nordea Reducing Revolving Credit Facility [Member] | DHT Jaguar [Member]
Summary of financial covenants [Abstract]
Security	1 VLCC
Credit facility covenant, Number of VLCCs used as security	1
Nordea Reducing Revolving Credit Facility [Member] | DHT Nokota [Member]
Summary of financial covenants [Abstract]
Security	1 VLCC
Credit facility covenant, Number of VLCCs used as security	1
Export Facility [Member] | ING and Nordea [Member]
Summary of financial covenants [Abstract]
Security	4 VLCCs
Credit facility covenant, Number of VLCCs used as security	4

[1]	Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution).